Description of Business and Segmented Disclosures - Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue from sale of goods	$ 13,463	$ 20,047
Royalties	(191)	(323)
Marketing and Other Contra Revenue Items	29	178
Revenues, net of royalties	13,301	19,902
Purchases of crude oil and products(1)	9,281	12,826
Production, operating and transportation expenses(1) (note 21)	2,560	3,030
Selling, general and administrative expenses (note 21)	745	693
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	12,920	5,496
Expense arising from exploration for and evaluation of mineral resources	733	547
Gains (losses) on disposals of property, plant and equipment	25	8
Other – net(1) (notes 14, 25, 26)	(262)	(687)
Expenses	25,952	21,897
Earnings from operating activities	(12,651)	(1,995)
Share of equity investment income (note 12)	7	59
Net foreign exchange gain	14	44
Finance income	25	74
Finance expenses	(399)	(351)
Financial Items	(360)	(233)
Earnings before income taxes	(13,004)	(2,169)
Current tax expense (income) and adjustments for current tax of prior periods	202	175
Deferred tax expense (income)	(3,190)	(974)
Tax expense (income)	(2,988)	(799)
Net loss	(10,016)	(1,370)
Revenue from sale of goods	13,463	20,047
Revenue	13,301	19,902
Expenses	25,952	21,897
Earnings from operating activities	(12,651)	(1,995)
Financial Items	(360)	(233)
Earnings before income taxes	(13,004)	(2,169)
Tax expense (income)	(2,988)	(799)
Net loss	(10,016)	(1,370)
Royalty expense	191	323
Marketing and Other Contra Revenue Items	(29)	(178)
Purchases of crude oil and products(1)	9,281	12,826
Production, operating and transportation expenses(1) (note 21)	2,560	3,030
Selling, general and administrative expenses (note 21)	745	693
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	12,920	5,496
Expense arising from exploration for and evaluation of mineral resources	733	547
Gains (losses) on disposals of property, plant and equipment	25	8
Other – net(1) (notes 14, 25, 26)	(262)	(687)
Share of equity investment income (note 12)	7	59
Net foreign exchange gain	14	44
Finance income	25	74
Finance costs	399	351
Provisions for (recovery of) income taxes. current	202	175
Deferred tax expense (income)	(3,190)	(974)
Operating Segments, Integrated Corridor [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	11,948	18,494
Royalties	(104)	(214)
Marketing and Other Contra Revenue Items	29	178
Revenues, net of royalties	11,873	18,458
Purchases of crude oil and products(1)	9,249	12,842
Production, operating and transportation expenses(1) (note 21)	2,285	2,690
Selling, general and administrative expenses (note 21)	408	348
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	9,090	3,731
Expense arising from exploration for and evaluation of mineral resources	182	167
Gains (losses) on disposals of property, plant and equipment	24	7
Other – net(1) (notes 14, 25, 26)	(100)	(672)
Expenses	21,090	19,099
Earnings from operating activities	(9,217)	(641)
Share of equity investment income (note 12)	(32)	9
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	(152)	(162)
Financial Items	(152)	(162)
Earnings before income taxes	(9,401)	(794)
Current tax expense (income) and adjustments for current tax of prior periods	0	25
Deferred tax expense (income)	(2,206)	(252)
Tax expense (income)	(2,206)	(227)
Net loss	(7,195)	(567)
Revenue from sale of goods	11,948	18,494
Revenue	11,873	18,458
Expenses	21,090	19,099
Earnings from operating activities	(9,217)	(641)
Financial Items	(152)	(162)
Earnings before income taxes	(9,401)	(794)
Tax expense (income)	(2,206)	(227)
Net loss	(7,195)	(567)
Royalty expense	104	214
Marketing and Other Contra Revenue Items	(29)	(178)
Purchases of crude oil and products(1)	9,249	12,842
Production, operating and transportation expenses(1) (note 21)	2,285	2,690
Selling, general and administrative expenses (note 21)	408	348
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	9,090	3,731
Expense arising from exploration for and evaluation of mineral resources	182	167
Gains (losses) on disposals of property, plant and equipment	24	7
Other – net(1) (notes 14, 25, 26)	(100)	(672)
Share of equity investment income (note 12)	(32)	9
Net foreign exchange gain	0	0
Finance income	0	0
Finance costs	152	162
Provisions for (recovery of) income taxes. current	0	25
Deferred tax expense (income)	(2,206)	(252)
Operating Segments, Integrated Corridor [Member] | Lloydminster Heavy Oil Value Chain [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	3,753	5,601
Royalties	(92)	(160)
Marketing and Other Contra Revenue Items	22	52
Revenues, net of royalties	3,683	5,493
Purchases of crude oil and products(1)	1,827	2,395
Production, operating and transportation expenses(1) (note 21)	1,059	1,212
Selling, general and administrative expenses (note 21)	204	155
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	2,058	941
Expense arising from exploration for and evaluation of mineral resources	182	54
Gains (losses) on disposals of property, plant and equipment	4	0
Other – net(1) (notes 14, 25, 26)	21	9
Expenses	5,347	4,766
Earnings from operating activities	(1,664)	727
Share of equity investment income (note 12)	(32)	9
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	(47)	(48)
Financial Items	(47)	(48)
Earnings before income taxes	(1,743)	688
Current tax expense (income) and adjustments for current tax of prior periods	0	(2)
Deferred tax expense (income)	(434)	186
Tax expense (income)	(434)	184
Net loss	(1,309)	504
Revenue from construction contracts	110	201
Costs of construction contracts	99	269
Revenue from sale of goods	3,753	5,601
Revenue	3,683	5,493
Expenses	5,347	4,766
Earnings from operating activities	(1,664)	727
Financial Items	(47)	(48)
Earnings before income taxes	(1,743)	688
Tax expense (income)	(434)	184
Net loss	(1,309)	504
Royalty expense	92	160
Marketing and Other Contra Revenue Items	(22)	(52)
Purchases of crude oil and products(1)	1,827	2,395
Production, operating and transportation expenses(1) (note 21)	1,059	1,212
Selling, general and administrative expenses (note 21)	204	155
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	2,058	941
Expense arising from exploration for and evaluation of mineral resources	182	54
Gains (losses) on disposals of property, plant and equipment	4	0
Other – net(1) (notes 14, 25, 26)	21	9
Share of equity investment income (note 12)	(32)	9
Net foreign exchange gain	0	0
Finance income	0	0
Finance costs	47	48
Provisions for (recovery of) income taxes. current	0	(2)
Deferred tax expense (income)	(434)	186
Costs of construction contracts	99	269
Operating Segments, Integrated Corridor [Member] | Oil Sands [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	306	649
Royalties	(2)	(13)
Marketing and Other Contra Revenue Items	(48)	4
Revenues, net of royalties	256	640
Purchases of crude oil and products(1)	153	246
Production, operating and transportation expenses(1) (note 21)	114	140
Selling, general and administrative expenses (note 21)	24	27
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	1,749	938
Expense arising from exploration for and evaluation of mineral resources	(1)	2
Gains (losses) on disposals of property, plant and equipment	0	0
Other – net(1) (notes 14, 25, 26)	(26)	(28)
Expenses	2,013	1,325
Earnings from operating activities	(1,757)	(685)
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	(57)	(59)
Financial Items	(57)	(59)
Earnings before income taxes	(1,814)	(744)
Current tax expense (income) and adjustments for current tax of prior periods	0	10
Deferred tax expense (income)	(452)	(209)
Tax expense (income)	(452)	(199)
Net loss	(1,362)	(545)
Revenue from sale of goods	306	649
Revenue	256	640
Expenses	2,013	1,325
Earnings from operating activities	(1,757)	(685)
Financial Items	(57)	(59)
Earnings before income taxes	(1,814)	(744)
Tax expense (income)	(452)	(199)
Net loss	(1,362)	(545)
Royalty expense	2	13
Marketing and Other Contra Revenue Items	48	(4)
Purchases of crude oil and products(1)	153	246
Production, operating and transportation expenses(1) (note 21)	114	140
Selling, general and administrative expenses (note 21)	24	27
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	1,749	938
Expense arising from exploration for and evaluation of mineral resources	(1)	2
Gains (losses) on disposals of property, plant and equipment	0	0
Other – net(1) (notes 14, 25, 26)	(26)	(28)
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance costs	57	59
Provisions for (recovery of) income taxes. current	0	10
Deferred tax expense (income)	(452)	(209)
Operating Segments, Integrated Corridor [Member] | Western Canada Production [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	367	514
Royalties	(10)	(41)
Marketing and Other Contra Revenue Items	15	99
Revenues, net of royalties	372	572
Purchases of crude oil and products(1)	22	40
Production, operating and transportation expenses(1) (note 21)	250	313
Selling, general and administrative expenses (note 21)	64	106
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	802	1,034
Expense arising from exploration for and evaluation of mineral resources	1	111
Gains (losses) on disposals of property, plant and equipment	20	2
Other – net(1) (notes 14, 25, 26)	(7)	1
Expenses	1,112	1,603
Earnings from operating activities	(740)	(1,031)
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	(19)	(24)
Financial Items	(19)	(24)
Earnings before income taxes	(759)	(1,055)
Current tax expense (income) and adjustments for current tax of prior periods	0	0
Deferred tax expense (income)	(189)	(283)
Tax expense (income)	(189)	(283)
Net loss	(570)	(772)
Revenue from sale of goods	367	514
Revenue	372	572
Expenses	1,112	1,603
Earnings from operating activities	(740)	(1,031)
Financial Items	(19)	(24)
Earnings before income taxes	(759)	(1,055)
Tax expense (income)	(189)	(283)
Net loss	(570)	(772)
Royalty expense	10	41
Marketing and Other Contra Revenue Items	(15)	(99)
Purchases of crude oil and products(1)	22	40
Production, operating and transportation expenses(1) (note 21)	250	313
Selling, general and administrative expenses (note 21)	64	106
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	802	1,034
Expense arising from exploration for and evaluation of mineral resources	1	111
Gains (losses) on disposals of property, plant and equipment	20	2
Other – net(1) (notes 14, 25, 26)	(7)	1
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance costs	19	24
Provisions for (recovery of) income taxes. current	0	0
Deferred tax expense (income)	(189)	(283)
Operating Segments, Integrated Corridor [Member] | U.S Refining [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	6,636	10,253
Royalties	0	0
Marketing and Other Contra Revenue Items	40	23
Revenues, net of royalties	6,676	10,276
Purchases of crude oil and products(1)	6,500	8,934
Production, operating and transportation expenses(1) (note 21)	797	872
Selling, general and administrative expenses (note 21)	72	51
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	4,419	735
Expense arising from exploration for and evaluation of mineral resources	0	0
Gains (losses) on disposals of property, plant and equipment	0	(1)
Other – net(1) (notes 14, 25, 26)	(84)	(654)
Expenses	11,704	9,939
Earnings from operating activities	(5,028)	337
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	(18)	(18)
Financial Items	(18)	(18)
Earnings before income taxes	(5,046)	319
Current tax expense (income) and adjustments for current tax of prior periods	0	17
Deferred tax expense (income)	(1,121)	54
Tax expense (income)	(1,121)	71
Net loss	(3,925)	248
Revenue from sale of goods	6,636	10,253
Revenue	6,676	10,276
Expenses	11,704	9,939
Earnings from operating activities	(5,028)	337
Financial Items	(18)	(18)
Earnings before income taxes	(5,046)	319
Tax expense (income)	(1,121)	71
Net loss	(3,925)	248
Royalty expense	0	0
Marketing and Other Contra Revenue Items	(40)	(23)
Purchases of crude oil and products(1)	6,500	8,934
Production, operating and transportation expenses(1) (note 21)	797	872
Selling, general and administrative expenses (note 21)	72	51
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	4,419	735
Expense arising from exploration for and evaluation of mineral resources	0	0
Gains (losses) on disposals of property, plant and equipment	0	(1)
Other – net(1) (notes 14, 25, 26)	(84)	(654)
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance costs	18	18
Provisions for (recovery of) income taxes. current	0	17
Deferred tax expense (income)	(1,121)	54
Operating Segments, Integrated Corridor [Member] | Canadian Refined Products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	1,488	2,425
Royalties	0	0
Marketing and Other Contra Revenue Items	0	0
Revenues, net of royalties	1,488	2,425
Purchases of crude oil and products(1)	1,349	2,175
Production, operating and transportation expenses(1) (note 21)	65	153
Selling, general and administrative expenses (note 21)	44	9
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	62	83
Expense arising from exploration for and evaluation of mineral resources	0	0
Gains (losses) on disposals of property, plant and equipment	0	(6)
Other – net(1) (notes 14, 25, 26)	(4)	0
Expenses	1,516	2,414
Earnings from operating activities	(28)	11
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	(11)	(13)
Financial Items	(11)	(13)
Earnings before income taxes	(39)	(2)
Current tax expense (income) and adjustments for current tax of prior periods	0	0
Deferred tax expense (income)	(10)	0
Tax expense (income)	(10)	0
Net loss	(29)	(2)
Revenue from sale of goods	1,488	2,425
Revenue	1,488	2,425
Expenses	1,516	2,414
Earnings from operating activities	(28)	11
Financial Items	(11)	(13)
Earnings before income taxes	(39)	(2)
Tax expense (income)	(10)	0
Net loss	(29)	(2)
Royalty expense	0	0
Marketing and Other Contra Revenue Items	0	0
Purchases of crude oil and products(1)	1,349	2,175
Production, operating and transportation expenses(1) (note 21)	65	153
Selling, general and administrative expenses (note 21)	44	9
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	62	83
Expense arising from exploration for and evaluation of mineral resources	0	0
Gains (losses) on disposals of property, plant and equipment	0	(6)
Other – net(1) (notes 14, 25, 26)	(4)	0
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance costs	11	13
Provisions for (recovery of) income taxes. current	0	0
Deferred tax expense (income)	(10)	0
Operating Segments, Integrated Corridor [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(602)	(948)
Royalties	0	0
Marketing and Other Contra Revenue Items	0	0
Revenues, net of royalties	(602)	(948)
Purchases of crude oil and products(1)	(602)	(948)
Production, operating and transportation expenses(1) (note 21)	0	0
Selling, general and administrative expenses (note 21)	0	0
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	0	0
Expense arising from exploration for and evaluation of mineral resources	0	0
Gains (losses) on disposals of property, plant and equipment	0	0
Other – net(1) (notes 14, 25, 26)	0	0
Expenses	(602)	(948)
Earnings from operating activities	0	0
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	0	0
Financial Items	0	0
Earnings before income taxes	0	0
Current tax expense (income) and adjustments for current tax of prior periods	0	0
Deferred tax expense (income)	0	0
Tax expense (income)	0	0
Net loss	0	0
Revenue from sale of goods	(602)	(948)
Revenue	(602)	(948)
Expenses	(602)	(948)
Earnings from operating activities	0	0
Financial Items	0	0
Earnings before income taxes	0	0
Tax expense (income)	0	0
Net loss	0	0
Royalty expense	0	0
Marketing and Other Contra Revenue Items	0	0
Purchases of crude oil and products(1)	(602)	(948)
Production, operating and transportation expenses(1) (note 21)	0	0
Selling, general and administrative expenses (note 21)	0	0
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	0	0
Expense arising from exploration for and evaluation of mineral resources	0	0
Gains (losses) on disposals of property, plant and equipment	0	0
Other – net(1) (notes 14, 25, 26)	0	0
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance costs	0	0
Provisions for (recovery of) income taxes. current	0	0
Deferred tax expense (income)	0	0
Corporate
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0
Royalties	0	0
Marketing and Other Contra Revenue Items	0	0
Revenues, net of royalties	0	0
Purchases of crude oil and products(1)	0	0
Production, operating and transportation expenses(1) (note 21)	0	0
Selling, general and administrative expenses (note 21)	262	290
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	92	104
Expense arising from exploration for and evaluation of mineral resources	0	0
Gains (losses) on disposals of property, plant and equipment	0	0
Other – net(1) (notes 14, 25, 26)	(157)	16
Expenses	197	378
Earnings from operating activities	(197)	(378)
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	14	44
Finance income	18	71
Finance expenses	(206)	(151)
Financial Items	(174)	(36)
Earnings before income taxes	(371)	(414)
Current tax expense (income) and adjustments for current tax of prior periods	52	25
Deferred tax expense (income)	(21)	(329)
Tax expense (income)	31	(304)
Net loss	(402)	(110)
Revenue from sale of goods	0	0
Revenue	0	0
Expenses	197	378
Earnings from operating activities	(197)	(378)
Financial Items	(174)	(36)
Earnings before income taxes	(371)	(414)
Tax expense (income)	31	(304)
Net loss	(402)	(110)
Royalty expense	0	0
Marketing and Other Contra Revenue Items	0	0
Purchases of crude oil and products(1)	0	0
Production, operating and transportation expenses(1) (note 21)	0	0
Selling, general and administrative expenses (note 21)	262	290
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	92	104
Expense arising from exploration for and evaluation of mineral resources	0	0
Gains (losses) on disposals of property, plant and equipment	0	0
Other – net(1) (notes 14, 25, 26)	(157)	16
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	14	44
Finance income	18	71
Finance costs	206	151
Provisions for (recovery of) income taxes. current	52	25
Deferred tax expense (income)	(21)	(329)
Operating Segments, Offshore [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	1,515	1,553
Royalties	(87)	(109)
Marketing and Other Contra Revenue Items	0	0
Revenues, net of royalties	1,428	1,444
Purchases of crude oil and products(1)	32	(16)
Production, operating and transportation expenses(1) (note 21)	275	340
Selling, general and administrative expenses (note 21)	75	55
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	3,738	1,661
Expense arising from exploration for and evaluation of mineral resources	551	380
Gains (losses) on disposals of property, plant and equipment	1	1
Other – net(1) (notes 14, 25, 26)	(5)	1
Expenses	4,665	2,420
Earnings from operating activities	(3,237)	(976)
Share of equity investment income (note 12)	39	50
Net foreign exchange gain	0	0
Finance income	7	3
Finance expenses	(41)	(38)
Financial Items	(34)	(35)
Earnings before income taxes	(3,232)	(961)
Current tax expense (income) and adjustments for current tax of prior periods	150	125
Deferred tax expense (income)	(963)	(393)
Tax expense (income)	(813)	(268)
Net loss	(2,419)	(693)
Revenue from sale of goods	1,515	1,553
Revenue	1,428	1,444
Expenses	4,665	2,420
Earnings from operating activities	(3,237)	(976)
Financial Items	(34)	(35)
Earnings before income taxes	(3,232)	(961)
Tax expense (income)	(813)	(268)
Net loss	(2,419)	(693)
Royalty expense	87	109
Marketing and Other Contra Revenue Items	0	0
Purchases of crude oil and products(1)	32	(16)
Production, operating and transportation expenses(1) (note 21)	275	340
Selling, general and administrative expenses (note 21)	75	55
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	3,738	1,661
Expense arising from exploration for and evaluation of mineral resources	551	380
Gains (losses) on disposals of property, plant and equipment	1	1
Other – net(1) (notes 14, 25, 26)	(5)	1
Share of equity investment income (note 12)	39	50
Net foreign exchange gain	0	0
Finance income	7	3
Finance costs	41	38
Provisions for (recovery of) income taxes. current	150	125
Deferred tax expense (income)	$ (963)	$ (393)